Equity (Details) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Number of Shares (issued and outstanding)
Balance	[1]	120,185,659	107,628,485
Issuance of shares and warrants		9,696,960	10,622,720
Exercise of share options		310,180	1,484,154
ADS granted (see Note 12c)		222,000	450,300
Balance	[1]	130,414,799	120,185,659

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.